May 31, 2017
MFS® Growth Allocation Fund
MFS® Growth Allocation Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is February 1, 2018. MFS® Growth Allocation Fund
Effective immediately, the following is added just after the table in the section entitled Principal Investment Strategies" under the main heading entitled "Summary of Key Information"

As of April 1, 2018, the fund's approximate target allocation among the Specialty Funds is expected to be:

Specialty Funds:	8.0%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	4.0%

All percentages are rounded to the nearest tenth of a percent.